UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:  November 30, 2018

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2018

	Shares	Value
COMMON STOCKS - 97.35%
Adhesives, Coatings, Sealants & Paints - 0.78%
CSW Industrials, Inc. (a)	3,405	$180,363
Aerospace/Defense - 2.64%
Cubic Corp.	4,918	300,932
Espey Manufacturing & Electronics Corp.	6,077	160,615
SIFCO Industries, Inc. (a)	31,660	150,068
		611,615
Agriculture & Dairy Farms - 1.21%
Cal-Maine Foods, Inc.	5,988	279,759
Ammunition & Explosive Ordnance - 1.78%
National Presto Industries, Inc.	3,227	414,606
Athletic Sporting Goods - 1.53%
Johnson Outdoors, Inc. - Class A	4,965	354,004
Auto Parts - Comfort, Safety & Electronics - 0.70%
Lydall, Inc. (a)	7,298	161,505
Building Products & Supply - 3.11%
Apogee Enterprises, Inc.	6,915	252,052
Insteel Industries, Inc.	6,976	192,119
Simpson Manufacturing Co, Inc.	4,767	278,869
		723,040
Casinos & Gaming - 1.35%
Monarch Casino & Resort, Inc. (a)	7,861	314,440
Chemicals - 0.50%
Oil-Dri Corp. of America	3,956	116,267
Chemicals - Specialty - 0.68%
Hawkins, Inc.	3,769	157,318
Cinema Theater Exhibitors - 5.90%
Marcus Corp.	32,245	1,369,123
Commercial Banks - Community - 8.47%
Ames National Corp.	8,260	226,820
Auburn National Bancorporation, Inc.	6,104	232,501
Bar Harbor Bankshares	7,950	204,554
Eagle Bancorp Montana, Inc.	8,973	157,925
First of Long Island Corp.	7,447	160,993
German American Bancorp, Inc.	10,696	337,351
Hingham Institution for Savings	1,418	315,080
Nicolet Bankshares, Inc. (a)	2,491	129,407
Peapack Gladstone Financial Corp.	6,995	200,127
		1,964,758
Commercial Vehicles Manufacturing - 0.32%
Wabash National Corp.	4,815	74,825
Construction & Engineering Services - 5.09%
Granite Construction, Inc.	23,316	1,180,489
Construction & Mining Machinery - 0.94%
Astec Industries, Inc.	6,104	217,730
Containers - Metal, Glass & Plastic - 1.39%
AptarGroup, Inc.	3,104	322,971
Crane Hoist & Chains - 0.97%
Columbus McKinnon Corp.	6,443	224,216
Electrical Power Equipment & Grid Infrastructure - 2.27%
MYR Group, Inc. (a)	10,487	328,243
Powell Industries, Inc.	6,534	199,744
		527,987
Electronic Circuit Board - 1.06%
Kimball Electronics, Inc. (a)	13,984	246,678
Electronic Equipment & Instruments - 1.30%
Badger Meter, Inc.	5,464	303,251
Engines & Transmissions - 0.94%
Twin Disc, Inc. (a)	12,557	219,120

Fork Trucks & Lifts - 1.02%
Hyster-Yale Materials Handling, Inc. - Class A	3,629	237,591
Grocery Retail - 4.92%
Weis Markets, Inc.	24,930	1,141,794
Guns & Accessories - 4.40%
Sturm, Ruger & Co., Inc.	19,021	1,019,715
Health Care - Equipment - 4.29%
ICU Medical, Inc. (a)	1,071	257,565
Merit Medical Systems, Inc. (a)	5,993	377,859
Utah Medical Products, Inc.	3,790	359,633
		995,057
Health Care - Supplies - 1.18%
Atrion Corp.	355	274,493
Health Safety & Protective Supply - 5.97%
Lakeland Industries, Inc. (a)	10,470	138,728
MSA Safety, Inc.	11,441	1,246,955
		1,385,683
Home Furniture - 0.92%
Hooker Furniture Corp.	7,110	214,224
Homebuilders - Single Family Home Construction - 0.73%
M/I Homes, Inc. (a)	7,205	169,606
Insurance - Property/Casualty - 0.57%
United Fire Group, Inc.	2,470	133,059
Laboratories Equipment & Furniture - 0.34%
Kewaunee Scientific Corp.	3,127	79,269
Meat Poultry & Fish - 0.85%
Sanderson Farms, Inc.	1,738	196,672
Metal Pipelines & Tubes - 1.53%
Northwest Pipe Co. (a)	6,445	152,038
Synalloy Corp.	12,509	201,520
		353,558
Mobile Phone Accessories - 0.27%
ZAGG, Inc. (a)	6,255	62,863
Oil & Gas Drilling Equipment - 1.55%
Dril-Quip, Inc. (a)	6,383	250,597
Gulf Island Fabrication, Inc. (a)	13,926	110,015
		360,612
Oil & Gas Exploration/Production - 2.03%
Unit Corp. (a)	22,623	470,558
Oil & Gas Field Services - 1.83%
Keane Group, Inc. (a)	11,560	128,547
Oil States International, Inc. (a)	2,940	65,915
RPC, Inc.	8,511	111,324
Solaris Oilfield Infrastructure, Inc. - Class A (a)	9,116	119,693
		425,479
Packaged Foods - 5.25%
Flowers Foods, Inc.	8,813	174,409
J & J Snack Foods Corp.	6,662	1,045,068
		1,219,477
Pollution & Waste Control - 0.53%
Perma-Pipe International Holdings, Inc. (a)	14,279	123,942
Pumps & Pumping Equipment - 5.60%
Franklin Electric Co, Inc.	2,618	118,465
Gorman-Rupp Co.	35,345	1,183,350
		1,301,815
Rail Road Equipment & Rolling Stock - 0.30%
FreightCar America, Inc. (a)	7,237	69,041
Research Publishing - 0.73%
Value Line, Inc.	6,414	170,292
Retail - Apparel - 1.82%
Duluth Holdings, Inc. - Class B (a)	13,469	422,657
RV, Motor Home & Trailer - 0.47%
Thor Industries, Inc.	1,602	108,632
Semiconductor Back End Capital Equipment - 0.08%
Cohu, Inc.	1,000	19,600

Semiconductor Chemicals & Supply - 2.00%
Cabot Microelectronics Corp.	2,856	306,963
Park Electrochemical Corp.	8,700	154,947
		461,910
Semiconductor Devices - Discrete - 0.87%
Diodes, Inc. (a)	5,775	201,143
Semiconductor Equipment - 0.68%
MKS Instruments, Inc.	2,023	158,725
Structural Metal, Plate Work, & Sheet Metal - 1.22%
LB Foster Co. - Class A (a)	14,591	282,336
Tow Truck & Wreckers - 0.70%
Miller Industries, Inc.	5,754	161,457
Trucking FTL/LTL - 0.77%
Marten Transport Ltd.	9,133	177,911
Valves, Fluid Power & Control Equipment - 1.00%
Graham Corp.	9,338	232,703
TOTAL COMMON STOCKS (Cost $19,214,539)		$22,595,939

SHORT-TERM INVESTMENTS - 2.17%
Money Market Funds - 2.17%
STIT-Treasury Obligations Portfolio, Institutional Class, 2.125% (b)	502,590	502,590
TOTAL SHORT-TERM INVESTMENTS (Cost $502,590)		502,590

Total Investments (Cost $19,717,129) - 99.52%		23,098,529
Other Assets in Excess of Liabiliies - 0.48%		110,634
TOTAL NET ASSETS - 100.00%		$23,209,163

(a) Non-Income producing security.
(b) Seven day yield as of November 30, 2018.

Industry classifications are determined by Morgan Dempsey Capital Management, LLC and may reference data from sources such as Global Industry Classification Standard
(GICS). GICS was developed by and/or is the exclusive property of MSCI, Inc. and
Standard & Poors Financial Services LLC (“S&P”). GICS is a service mark of MSCI and
S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in whichshares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchangeon the date as of which assets are valued.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Summary of Fair Value Exposure at November 30, 2018

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$22,595,939	$-	$-	$22,595,939
Short-Term Investments	502,590	-	-	502,590
Total Investments in Securities	$23,098,529	$-	$-	$23,098,529

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

During the period ended November 30, 2018, there were no transfers between levels for the Funds. The Funds did not hold any Level 3 securities during the period.

Disclosures about Derivative Instruments and Hedging Activities
The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Trust for Professional Managers

By (Signature and Title)/s/ John Buckel
                                        John Buckel

Date               January 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel

Date              January 16, 2019

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima

Date             January 16, 2019

* Print the name and title of each signing officer under his or her signature.